Insider Trading Policies and Procedures	12 Months Ended
Jan. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

Because the Trust does not have directors, officers, or employees, it has not adopted insider trading policies and procedures governing the purchase, sale, and/or dispositions of Trust securities by such persons.